Share Capital - Schedule of Share Capital (Details) - MYR (RM)		Jun. 30, 2025	Jun. 30, 2024
Issued and fully paid ordinary shares
Number of shares	[1]	1,765,256	1,765,256
Amount		RM 23,308,795	RM 23,308,795

[1]	Retrospectively restated for effect of reverse share split.